(11) CONCESSION FINANCIAL ASSET (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfConcessionFinancialAssetLineItems [Line Items]
Balance at the beginning of the period	R$ 7,430,149	R$ 6,569,404	R$ 5,373,844
Current		23,736	10,700
Noncurrent	7,430,149	6,545,668	5,363,144
Increase (decrease) in financial assets [abstract]
Additions	2,082,685	1,787,588	1,024,465
Adjustment of expected cash flow			212,294
Adjustment - financial asset measured at amortized cost			27,807
Cash inputs - RAP	(23,344)		(15,677)
Transfer - contract assets	1,090,393	836,516
Transfer - intangible assets	(3,502)	(52,803)
Adjustment - fair value	296,037	362,073
Disposals	(33,361)	(6,303)	(35,039)
Business combination			(12,338)
Adoption IFRS 15		825,476
Balance at the end of the period	8,779,717	7,430,149	6,569,404
Current		23,736	10,700
Noncurrent	7,430,149	6,545,668	5,363,144
Electricity Distribution [Member]
DisclosureOfConcessionFinancialAssetLineItems [Line Items]
Balance at the beginning of the period	7,430,149	6,330,681	5,193,511
Current
Noncurrent	7,430,149	6,330,681	5,193,511
Increase (decrease) in financial assets [abstract]
Additions	2,061,715	1,787,588	972,254
Adjustment of expected cash flow			972,254
Adjustment - financial asset measured at amortized cost
Cash inputs - RAP
Transfer - contract assets	1,090,393	836,516
Transfer - intangible assets	(3,502)	(52,803)
Adjustment - fair value	296,037	362,073
Disposals	(33,361)	(6,303)	(35,039)
Business combination			(12,338)
Adoption IFRS 15		825,476
Balance at the end of the period	8,779,717	7,430,149	6,330,681
Current
Noncurrent	7,430,149	6,330,681	5,193,511
Electricity Transmission [Member]
DisclosureOfConcessionFinancialAssetLineItems [Line Items]
Balance at the beginning of the period		238,723	180,333
Current		23,736	10,700
Noncurrent		214,987	169,633
Increase (decrease) in financial assets [abstract]
Additions	20,970		52,211
Adjustment of expected cash flow
Adjustment - financial asset measured at amortized cost			27,807
Cash inputs - RAP	(23,344)		(15,677)
Adjustment - fair value
Disposals
Business combination
Adoption IFRS 15		(238,723)
Balance at the end of the period			238,723
Current		23,736	10,700
Noncurrent		R$ 214,987	R$ 169,633